Annual Fund Operating Expenses - NVIT Core Plus Bond Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.65%
Class II Shares
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.90%
Class P Shares
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.75%
Class Y Shares
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.50%